Commitments And Contingencies (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Commitments And Contingencies [Abstract]
Lease and rental expense		$ 989,170	$ 859,570	$ 919,735
Sublease rental income		520,090	520,090	498,733
Total amount to be received in the future from non-cancellable subleases		31,100,000
Proceeds from the settlement of the indemnification claim with Stealth	$ 875,000